Schedule of Investments (unaudited)
November 30, 2024
iShares® Paris-Aligned Climate MSCI World ex USA ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.9%
ANZ Group Holdings Ltd.	10,260	$209,113
Aristocrat Leisure Ltd.	1,410	62,528
ASX Ltd.	570	24,612
Brambles Ltd.	2,820	35,110
Cochlear Ltd.	330	65,709
Coles Group Ltd.	2,550	30,969
Commonwealth Bank of Australia	4,590	476,507
Computershare Ltd.	1,590	33,128
CSL Ltd.	1,110	204,642
Endeavour Group Ltd./Australia	10,260	29,323
Goodman Group	8,610	213,762
GPT Group (The)	25,830	80,338
James Hardie Industries PLC(a)	2,460	91,651
Macquarie Group Ltd.	1,020	154,269
Medibank Pvt Ltd.	6,150	15,359
Mineral Resources Ltd.	1,920	42,370
Mirvac Group	5,700	8,052
National Australia Bank Ltd.	10,080	258,029
Northern Star Resources Ltd.	5,430	62,264
QBE Insurance Group Ltd.	6,030	78,779
REA Group Ltd.	210	34,635
Scentre Group	54,120	130,198
SGH Ltd.	570	18,479
Sonic Healthcare Ltd.	720	13,458
Stockland	21,630	73,847
Suncorp Group Ltd.	10,350	133,235
Transurban Group	21,750	182,096
Treasury Wine Estates Ltd.	5,940	44,062
Vicinity Ltd.	110,880	156,538
Wesfarmers Ltd.	4,710	221,389
Westpac Banking Corp.	3,510	76,631
WiseTech Global Ltd.	330	27,724
Woolworths Group Ltd.	840	16,573
Xero Ltd.(a)	240	27,329
		3,332,708
Austria — 0.3%
Erste Group Bank AG	1,020	55,988
Verbund AG	1,080	86,289
		142,277
Belgium — 1.4%
Anheuser-Busch InBev SA	3,390	182,186
Argenx SE(a)	90	55,545
D'ieteren Group	180	38,496
Elia Group SA	1,350	126,547
Groupe Bruxelles Lambert NV	540	37,408
KBC Group NV	1,080	78,095
Lotus Bakeries NV	1	12,037
Sofina SA	30	6,973
Syensqo SA	120	8,934
UCB SA	450	88,246
Warehouses De Pauw CVA	1,200	26,552
		661,019
Canada — 13.1%
Agnico Eagle Mines Ltd.	2,070	174,850
Bank of Montreal	1,265	120,650
Bank of Nova Scotia (The)	1,131	64,521
BCE Inc.	2,031	54,900
Brookfield Asset Management Ltd., Class A	690	39,521
CAE Inc.(a)	1,230	28,878
Cameco Corp.	2,390	142,097
Security	Shares	Value
Canada (continued)
Canadian Imperial Bank of Commerce	3,311	$214,521
Canadian Pacific Kansas City Ltd.	3,300	253,124
CCL Industries Inc., Class B, NVS	510	28,286
CGI Inc.	1,020	114,724
Constellation Software Inc./Canada	45	150,994
Dollarama Inc.	1,920	200,537
Element Fleet Management Corp.	4,290	91,558
Empire Co. Ltd., NVS	630	18,958
Fairfax Financial Holdings Ltd.	105	148,750
FirstService Corp.	150	29,142
GFL Environmental Inc.	1,260	59,335
Gildan Activewear Inc.	900	44,703
Great-West Lifeco Inc.	4,350	156,781
Hydro One Ltd.(b)	10,080	329,748
iA Financial Corp. Inc.	952	90,614
IGM Financial Inc.	1,290	43,527
Intact Financial Corp.	1,080	205,895
Ivanhoe Mines Ltd., Class A(a)(c)	10,050	136,388
Kinross Gold Corp.	6,930	67,318
Loblaw Companies Ltd.	1,350	175,985
Lundin Mining Corp.	11,610	113,608
Manulife Financial Corp.	8,460	272,161
Metro Inc./CN	1,530	99,938
National Bank of Canada	1,170	116,260
Open Text Corp.	360	10,964
Pan American Silver Corp.	2,190	48,194
Power Corp. of Canada	3,480	117,222
Quebecor Inc., Class B	2,250	52,986
RB Global Inc.	300	29,390
Restaurant Brands International Inc.	1,260	87,747
Rogers Communications Inc., Class B, NVS	1,710	61,130
Royal Bank of Canada	4,620	581,174
Shopify Inc., Class A(a)	2,970	343,150
Stantec Inc.	1,350	117,426
Sun Life Financial Inc.	3,420	210,054
TFI International Inc.	600	91,025
Thomson Reuters Corp.	840	136,633
TMX Group Ltd.	2,670	84,750
Toromont Industries Ltd.	660	54,410
Toronto-Dominion Bank (The)	5,520	312,263
Wheaton Precious Metals Corp.	3,570	222,531
WSP Global Inc.	90	15,976
		6,365,297
Denmark — 3.4%
Carlsberg A/S, Class B	510	52,619
Coloplast A/S, Class B	360	45,438
Danske Bank A/S	241	6,934
Demant A/S(a)	180	6,892
DSV A/S	480	102,805
Genmab A/S(a)	120	25,863
Novo Nordisk A/S, Class B	8,970	961,314
Novonesis (Novozymes) B, Class B	2,433	142,778
Orsted A/S(a)(b)	330	18,372
Pandora A/S	270	43,566
Rockwool A/S, Class B	180	65,819
Tryg A/S	870	20,078
Vestas Wind Systems A/S(a)	8,759	137,143
Zealand Pharma A/S(a)	30	3,108
		1,632,729
Finland — 1.3%
Elisa OYJ	210	9,516

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Paris-Aligned Climate MSCI World ex USA ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Finland (continued)
Kesko OYJ, Class B	7,020	$139,571
Kone OYJ, Class B	1,440	74,664
Nokia OYJ	17,520	73,592
Nordea Bank Abp	6,972	78,780
Orion OYJ, Class B	810	38,279
Sampo OYJ, Class A	2,790	119,509
UPM-Kymmene OYJ	2,100	55,245
Wartsila OYJ Abp	3,120	56,780
		645,936
France — 9.4%
Aeroports de Paris SA	390	45,170
Air Liquide SA	633	105,290
Alstom SA(a)	2,793	62,913
Amundi SA(b)	240	15,634
AXA SA	4,560	158,929
BioMerieux	90	9,409
BNP Paribas SA	840	50,212
Bouygues SA	3	89
Capgemini SE	330	53,048
Cie de Saint-Gobain SA	1,320	120,528
Cie Generale des Etablissements Michelin SCA	1,050	34,160
Covivio SA/France	2,250	123,422
Dassault Systemes SE	2,558	88,294
Edenred SE	1,230	40,715
Eiffage SA	780	70,427
EssilorLuxottica SA	900	218,766
Eurazeo SE	180	13,230
Eurofins Scientific SE	600	29,687
Gecina SA	1,650	166,207
Getlink SE	9,450	154,528
Hermes International SCA	90	196,436
Ipsen SA	420	48,573
Kering SA	283	66,266
Klepierre SA	5,250	158,685
Legrand SA	1,530	153,519
L'Oreal SA	840	292,274
LVMH Moet Hennessy Louis Vuitton SE	750	470,167
Pernod Ricard SA	1,142	127,944
Publicis Groupe SA	360	39,107
Sanofi SA	3,510	340,916
Sartorius Stedim Biotech	90	17,173
Schneider Electric SE	2,640	680,119
STMicroelectronics NV	3,192	81,852
Teleperformance SE	90	8,475
Unibail-Rodamco-Westfield, New	330	27,049
Vinci SA	2,340	247,324
Vivendi SE	2,130	19,581
		4,536,118
Germany — 6.5%
adidas AG	480	113,510
Allianz SE, Registered	1,230	380,764
Bayerische Motoren Werke AG	360	26,775
Beiersdorf AG	510	66,170
Carl Zeiss Meditec AG, Bearer	240	14,402
Commerzbank AG	780	11,969
Deutsche Bank AG, Registered	4,590	78,068
Deutsche Boerse AG	480	112,383
Deutsche Post AG, Registered	2,850	104,865
Deutsche Telekom AG, Registered	6,330	202,503
Hannover Rueck SE	150	39,203
Henkel AG & Co. KGaA	146	11,085
Security	Shares	Value
Germany (continued)
Infineon Technologies AG	4,650	$151,575
Knorr-Bremse AG	270	20,640
LEG Immobilien SE	600	55,666
Merck KGaA	510	76,441
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	450	235,471
Puma SE	270	12,688
Qiagen NV, NVS	990	43,303
Rational AG	30	28,097
Rheinmetall AG	150	98,940
SAP SE	2,910	691,025
Scout24 SE(b)	90	8,115
Siemens AG, Registered	1,650	320,525
Siemens Healthineers AG(b)	690	37,464
Symrise AG, Class A	450	49,780
Talanx AG(a)	171	14,498
Vonovia SE	3,240	107,470
Zalando SE(a)(b)	450	14,072
		3,127,467
Hong Kong — 1.4%
AIA Group Ltd.	36,000	271,065
CK Asset Holdings Ltd.	15,000	61,539
Futu Holdings Ltd., ADR(a)	180	15,701
Henderson Land Development Co. Ltd.	30,000	94,221
Hong Kong Exchanges & Clearing Ltd.	4,000	150,585
Techtronic Industries Co. Ltd.	3,500	49,816
Wharf Holdings Ltd. (The)	5,000	13,721
		656,648
Ireland — 0.3%
Kerry Group PLC, Class A	300	29,021
Kingspan Group PLC	1,470	110,761
		139,782
Israel — 0.8%
Azrieli Group Ltd.	1,037	83,427
Bank Hapoalim BM	5,608	64,458
Bank Leumi Le-Israel BM	1,710	19,487
Check Point Software Technologies Ltd.(a)	180	32,760
CyberArk Software Ltd.(a)	60	19,411
Elbit Systems Ltd.	101	24,536
Global-e Online Ltd.(a)	420	21,958
Monday.com Ltd.(a)	30	8,561
Nice Ltd.(a)	180	32,484
Teva Pharmaceutical Industries Ltd., ADR(a)	3,300	55,374
Wix.com Ltd.(a)	60	13,424
		375,880
Italy — 2.6%
Amplifon SpA	900	22,858
Banco BPM SpA	11,280	85,953
BPER Banca SpA	5,520	33,688
Davide Campari-Milano NV	7,050	42,310
DiaSorin SpA	30	3,354
Enel SpA	8,730	62,869
Ferrari NV	540	235,239
FinecoBank Banca Fineco SpA	3,120	50,063
Intesa Sanpaolo SpA	4,290	16,467
Mediobanca Banca di Credito Finanziario SpA	8,460	123,466
Moncler SpA	840	41,135
Nexi SpA(a)(b)	3,660	21,674
Poste Italiane SpA(b)	1,620	22,746
Recordati Industria Chimica e Farmaceutica SpA	1,020	55,582
Terna - Rete Elettrica Nazionale	26,370	223,185

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Paris-Aligned Climate MSCI World ex USA ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
UniCredit SpA	5,160	$198,205
Unipol Gruppo SpA	960	11,585
		1,250,379
Japan — 19.0%
Advantest Corp.	3,000	166,141
Asahi Group Holdings Ltd.	6,000	65,445
Astellas Pharma Inc.	12,000	124,954
Bandai Namco Holdings Inc.	3,000	63,507
Canon Inc.	3,000	97,733
Central Japan Railway Co.	12,000	247,136
Chiba Bank Ltd. (The)	3,000	25,086
Chugai Pharmaceutical Co. Ltd.	3,100	136,426
Concordia Financial Group Ltd.	9,000	54,022
Daifuku Co. Ltd.	900	18,786
Daiichi Sankyo Co. Ltd.	6,000	190,535
Daikin Industries Ltd.	300	36,295
Daiwa Securities Group Inc.	6,000	40,367
Disco Corp.	300	81,980
East Japan Railway Co.	9,000	175,798
Eisai Co. Ltd.	100	3,104
FANUC Corp.	6,000	155,887
Fast Retailing Co. Ltd.	600	205,603
FUJIFILM Holdings Corp.	3,000	67,879
Fujitsu Ltd.	3,000	57,638
Hikari Tsushin Inc.	200	43,944
Hitachi Ltd.	6,000	151,205
Hoya Corp.	1,500	193,911
Hulic Co. Ltd.	3,000	27,045
Japan Exchange Group Inc.	9,000	108,910
Japan Post Bank Co. Ltd.	9,000	85,160
Japan Real Estate Investment Corp.	45	166,558
Keyence Corp.	600	260,336
Kikkoman Corp.	3,000	33,009
Komatsu Ltd.	3,000	81,228
Kyocera Corp.	6,000	59,174
Kyowa Kirin Co. Ltd.	3,000	49,913
Lasertec Corp.	100	11,014
M3 Inc.	3,000	29,180
Makita Corp.	200	6,280
Mitsubishi Estate Co. Ltd.	6,000	85,030
Mitsubishi UFJ Financial Group Inc.	30,000	358,077
Mizuho Financial Group Inc.	6,000	151,497
MonotaRO Co. Ltd.	2,900	51,812
MS&AD Insurance Group Holdings Inc.	3,000	67,185
Murata Manufacturing Co. Ltd.	7,400	123,822
NEC Corp.	600	51,299
Nidec Corp.	3,000	55,331
Nintendo Co. Ltd.	3,000	176,070
Nippon Building Fund Inc.	240	201,317
Nippon Paint Holdings Co. Ltd.	3,000	20,591
Nippon Telegraph & Telephone Corp.	39,000	40,021
Nitori Holdings Co. Ltd.	100	12,837
Nitto Denko Corp.	3,000	47,963
Nomura Holdings Inc.	9,000	54,564
NTT Data Group Corp.	3,000	58,293
Obic Co. Ltd.	600	19,707
Olympus Corp.	6,000	94,868
Ono Pharmaceutical Co. Ltd.	6,000	68,935
Oriental Land Co. Ltd./Japan	4,000	94,386
ORIX Corp.	6,000	135,061
Otsuka Holdings Co. Ltd.	2,000	116,212
Pan Pacific International Holdings Corp.	3,000	76,420
Security	Shares	Value
Japan (continued)
Rakuten Group Inc.(a)	6,000	$34,579
Recruit Holdings Co. Ltd.	3,700	257,363
Renesas Electronics Corp.	7,000	91,813
Resona Holdings Inc.	3,000	25,091
SBI Holdings Inc.	3,000	75,844
Shimadzu Corp.	3,000	84,659
Shin-Etsu Chemical Co. Ltd.	6,000	222,650
Shionogi & Co. Ltd.	6,000	85,108
Shizuoka Financial Group Inc., NVS	9,000	80,194
SMC Corp.	300	128,010
SoftBank Group Corp.	3,000	179,841
Sompo Holdings Inc.	3,000	79,267
Sony Group Corp.	18,900	379,443
Sumitomo Metal Mining Co. Ltd.	3,000	74,026
Sumitomo Mitsui Financial Group Inc.	9,000	222,127
Sysmex Corp.	3,000	63,578
T&D Holdings Inc.	3,000	56,866
Takeda Pharmaceutical Co. Ltd.	3,000	81,795
TDK Corp.	6,000	77,769
Terumo Corp.	6,000	122,550
TIS Inc.	3,000	73,570
Tokio Marine Holdings Inc.	6,000	223,732
Tokyo Electron Ltd.	1,300	203,817
Toyota Motor Corp.	23,700	404,950
Unicharm Corp.	1,700	44,290
West Japan Railway Co.	6,000	112,989
Yaskawa Electric Corp.	3,000	78,882
Yokogawa Electric Corp.	3,000	67,036
ZOZO Inc.	3,000	94,667
		9,208,993
Netherlands — 3.8%
Adyen NV(a)(b)	43	62,587
Akzo Nobel NV	570	33,282
ASM International NV	83	44,669
ASML Holding NV	1,140	778,971
ASR Nederland NV	780	37,279
BE Semiconductor Industries NV	240	28,536
Coca-Cola Europacific Partners PLC	1,140	88,441
DSM-Firmenich AG	660	72,497
EXOR NV, NVS	1,410	139,265
Heineken Holding NV	810	51,328
Heineken NV	330	24,427
IMCD NV	150	22,505
ING Groep NV	1,252	19,328
InPost SA(a)	1,440	25,217
Koninklijke Philips NV(a)	450	12,309
NN Group NV	2,178	101,077
Prosus NV	5,220	212,651
Universal Music Group NV	2,220	53,456
Wolters Kluwer NV	330	55,074
		1,862,899
New Zealand — 0.5%
Auckland International Airport Ltd.	22,080	101,477
Fisher & Paykel Healthcare Corp. Ltd.	420	9,470
Mercury NZ Ltd.	15,630	61,318
Meridian Energy Ltd.	25,440	93,565
		265,830
Norway — 0.7%
DNB Bank ASA	8,190	171,397
Gjensidige Forsikring ASA	4,290	76,312
Kongsberg Gruppen ASA	120	14,141

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Paris-Aligned Climate MSCI World ex USA ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway (continued)
Orkla ASA	4,260	$39,350
Salmar ASA	510	26,558
		327,758
Portugal — 0.4%
EDP Renovaveis SA	8,070	94,735
EDP SA	33,690	121,892
		216,627
Singapore — 1.6%
CapitaLand Ascendas REIT	96,000	187,863
CapitaLand Integrated Commercial Trust	190,510	278,975
DBS Group Holdings Ltd.	2,700	85,676
Genting Singapore Ltd.	84,000	47,998
Grab Holdings Ltd., Class A(a)	8,730	43,650
Sea Ltd., ADR(a)(c)	690	78,522
Singapore Exchange Ltd.	5,400	51,264
		773,948
Spain — 2.5%
ACS Actividades de Construccion y Servicios SA	1,948	90,538
Aena SME SA(b)	660	142,937
Amadeus IT Group SA	1,530	107,453
Banco Bilbao Vizcaya Argentaria SA	7,410	69,996
Banco Santander SA	38,970	179,909
CaixaBank SA	10,050	54,619
Cellnex Telecom SA(b)	210	7,546
Ferrovial SE	4,710	194,302
Grifols SA(a)	394	3,593
Industria de Diseno Textil SA	5,280	291,367
Redeia Corp. SA	4,203	75,074
		1,217,334
Sweden — 3.0%
AddTech AB, Class B	210	5,781
Assa Abloy AB, Class B	1,440	44,226
Atlas Copco AB, Class A	7,260	116,059
Atlas Copco AB, Class B	7,230	102,245
Boliden AB	2,190	65,395
Epiroc AB, Class A	2,820	51,409
Epiroc AB, Class B	1,890	31,184
Evolution AB(b)	360	31,414
H & M Hennes & Mauritz AB, Class B	2,940	40,810
Hexagon AB, Class B	9,990	85,168
Holmen AB, Class B	1,230	46,386
Industrivarden AB, Class A	1,410	46,323
Industrivarden AB, Class C	120	3,933
Indutrade AB	420	10,729
Investor AB, Class B	5,070	139,103
Nibe Industrier AB, Class B(c)	7,370	31,270
Sagax AB, Class B	1,320	29,250
Sandvik AB	4,150	76,809
Skandinaviska Enskilda Banken AB, Class A	6,360	88,250
Skanska AB, Class B	2,310	48,229
Svenska Cellulosa AB SCA, Class B	8,010	104,180
Svenska Handelsbanken AB, Class A	8,204	85,325
Swedbank AB, Class A	1,200	23,507
Tele2 AB, Class B	3,960	41,587
Telefonaktiebolaget LM Ericsson, Class B	7,530	61,179
Trelleborg AB, Class B	830	27,454
		1,437,205
Switzerland — 9.7%
ABB Ltd., Registered	8,100	462,422
Alcon AG	1,380	122,855
Bachem Holding AG	180	13,949
Security	Shares	Value
Switzerland (continued)
Baloise Holding AG, Registered	750	$142,516
Banque Cantonale Vaudoise, Registered	420	41,681
BKW AG	510	87,751
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	3	34,729
Chocoladefabriken Lindt & Spruengli AG, Registered	1	113,611
Galderma Group AG(a)	150	15,367
Geberit AG, Registered	270	162,852
Givaudan SA, Registered	50	220,588
Julius Baer Group Ltd.	900	59,603
Kuehne + Nagel International AG, Registered	150	35,895
Logitech International SA, Registered	540	43,885
Lonza Group AG, Registered	180	107,929
Novartis AG, Registered	6,000	636,116
Partners Group Holding AG	60	87,197
Roche Holding AG, Bearer	60	18,472
Roche Holding AG, NVS	1,950	566,574
Sandoz Group AG	1,230	56,211
Schindler Holding AG, Participation Certificates, NVS	360	104,097
Schindler Holding AG, Registered	150	42,549
SGS SA	150	14,900
SIG Group AG	270	5,353
Sika AG, Registered	510	132,351
Sonova Holding AG, Registered	180	61,574
Straumann Holding AG	390	50,947
Swatch Group AG (The), Bearer	90	16,402
Swiss Life Holding AG, Registered	90	73,829
Swiss Prime Site AG, Registered	1,679	185,620
Swiss Re AG	1,020	150,736
Swisscom AG, Registered	270	155,963
Temenos AG, Registered	180	11,852
UBS Group AG, Registered	8,880	287,158
VAT Group AG(b)	120	47,937
Zurich Insurance Group AG	540	342,746
		4,714,217
United Kingdom — 10.1%
3i Group PLC	5,310	250,925
Admiral Group PLC	960	31,319
Antofagasta PLC	8,100	175,611
Ashtead Group PLC	2,370	189,946
AstraZeneca PLC	4,320	584,688
Auto Trader Group PLC(b)	2,280	24,355
Aviva PLC	23,317	143,600
Barclays PLC	56,670	189,958
Barratt Redrow PLC	7,950	43,296
Berkeley Group Holdings PLC	2,749	145,282
Bunzl PLC	1,980	89,668
Coca-Cola HBC AG, Class DI	480	17,133
Compass Group PLC	4,170	142,880
Croda International PLC	870	38,206
Diageo PLC	8,280	247,363
Endeavour Mining PLC	270	5,303
Experian PLC	2,190	104,690
GSK PLC	13,020	221,188
Haleon PLC	29,974	142,980
Halma PLC	1,920	66,181
Hargreaves Lansdown PLC	1,350	18,778
Hikma Pharmaceuticals PLC	570	13,958
HSBC Holdings PLC	46,980	437,820
Informa PLC	8,700	94,910
InterContinental Hotels Group PLC	510	63,635
Intertek Group PLC	90	5,404

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Paris-Aligned Climate MSCI World ex USA ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
JD Sports Fashion PLC	3,390	$4,401
Land Securities Group PLC	2,280	17,486
Lloyds Banking Group PLC	200,190	134,966
London Stock Exchange Group PLC	810	116,088
Mondi PLC, NVS	720	10,908
NatWest Group PLC, NVS	17,610	90,328
Next PLC	773	99,278
Pearson PLC	2,100	32,951
Persimmon PLC	660	10,573
Prudential PLC	7,800	63,926
Reckitt Benckiser Group PLC	2,190	135,846
RELX PLC	4,470	210,734
Rentokil Initial PLC	10,530	52,853
Rolls-Royce Holdings PLC(a)	5,520	39,266
Schroders PLC	3,810	15,289
Segro PLC	9,210	91,370
Smith & Nephew PLC	2,730	34,652
Smiths Group PLC	2,550	57,475
Spirax Group PLC	750	68,520
Taylor Wimpey PLC	36,330	60,623
Wise PLC, Class A(a)	870	9,774
WPP PLC	3,300	36,096
		4,882,480
Total Common Stocks — 98.7% (Cost: $46,168,628)		47,773,531
Preferred Stocks
Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	30	2,055
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	1,170	73,361
Security	Shares	Value
Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, NVS	720	$61,447
Sartorius AG, Preference Shares, NVS	120	27,708
		164,571
Total Preferred Stocks — 0.3% (Cost: $177,961)		164,571
Total Long-Term Investments — 99.0% (Cost: $46,346,589)		47,938,102
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(e)(f)	75,655	75,693
Total Short-Term Securities — 0.2% (Cost: $75,706)		75,693
Total Investments — 99.2% (Cost: $46,422,295)		48,013,795
Other Assets Less Liabilities — 0.8%		406,664
Net Assets — 100.0%		$48,420,459

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$75,708 (a)	$—	$(2)	$(13)	$75,693	75,655	$26 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	30,000	—	(30,000)(a)	—	—	—	—	62	—
				$(2)	$(13)	$75,693		$88	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Paris-Aligned Climate MSCI World ex USA ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
STOXX Europe 600 Index	11	12/20/24	$297	$(5,264)
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	HSBC Bank PLC(b)	02/08/28	$60,691	$1,322 (c)	$62,320	0.2%
	Monthly	JPMorgan Chase Bank NA(d)	02/10/25	109,412	2,233 (e)	112,155	0.2
					$3,555	$174,475

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(307) of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $(510) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)
Range: Benchmarks:	45 basis points EUR - 1D Euro Short Term Rate (ESTR)	28 basis points EUR - 1D Euro Short Term Rate (ESTR)

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Paris-Aligned Climate MSCI World ex USA ETF

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 8, 2028.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Spain
Redeia Corp. SA	3,489	$62,320	100.0%
Net Value of Reference Entity — HSBC Bank PLC		$62,320
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 10, 2025.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Electric Utilities
Redeia Corp. SA	5,586	$99,777	89.0%
	Shares	Value	% of Basket Value
Semiconductors & Semiconductor Equipment
ASM International NV	23	$12,378	11.0
Total Reference Entity — Long		112,155
Net Value of Reference Entity — JPMorgan Chase Bank NA		$112,155
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$7,557,976	$40,215,555	$—	$47,773,531
Preferred Stocks	61,447	103,124	—	164,571
Short-Term Securities
Money Market Funds	75,693	—	—	75,693
	$7,695,116	$40,318,679	$—	$48,013,795
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$3,555	$—	$3,555

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Paris-Aligned Climate MSCI World ex USA ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$—	$(5,264)	$—	$(5,264)
	$—	$(1,709)	$—	$(1,709)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust